Income Taxes, Effective Income Tax Expense (Benefit) and Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax expense	$ 4,567	$ 3,345		$ 5,854
Statutory federal income tax expense, rate	21.00%	21.00%		21.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	$ 855	$ 581		$ 1,075
State and local taxes on income, net of federal income tax benefit, rate	3.90%	3.70%		3.90%
Tax-exempt interest	$ (308)	$ (321)		$ (316)
Tax-exempt interest, rate	(1.40%)	(2.00%)		(1.10%)
Tax credits, net of amortization	$ (1,546)	$ (1,264)		$ (1,001)
Tax credits, net of amortization, rate	(7.10%)	(8.00%)		(3.60%)
Nondeductible expenses	$ 214	$ 560		$ 368
Nondeductible expenses, rate	1.00%	3.50%		1.30%
Changes in prior year unrecognized tax benefits, inclusive of interest	$ (1,009)	$ (503)		$ (122)
Changes in prior year unrecognized tax benefits, inclusive of interest, rate	(4.60%)	(3.20%)		(0.40%)
Other	$ (166)	$ (147)		$ (94)
Other, rate	(0.80%)	(0.90%)		(0.40%)
Income tax expense (benefit)	$ 2,607	$ 2,251	[1]	$ 5,764	[1]
Effective income tax expense (benefit), rate	12.00%	14.10%		20.70%
LIHTC proportional amortization expense, net of tax	$ 1,200	$ 1,200		$ 1,200

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).